Equity Income Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

Common Stocks (97.0%)	Shares/ Par +	Value $ (000’s)
Communication Services (4.4%)
AT&T, Inc.	106,362	2,513
Comcast Corp. - Class A	265,730	12,441
Fox Corp. - Class B	96,301	3,494
News Corp. - Class A	432,856	9,588
Verizon Communications, Inc.	19,814	1,009
The Walt Disney Co. *	67,116	9,206

Total		38,251

Consumer Discretionary (3.5%)
Kohl’s Corp.	101,683	6,147
Las Vegas Sands Corp. *	147,615	5,738
Mattel, Inc. *	266,453	5,918
The TJX Cos., Inc.	87,154	5,280
Volkswagen Group of America Finance LLC	431,074	7,393

Total		30,476

Consumer Staples (6.5%)
Altria Group, Inc.	22,330	1,167
The Coca-Cola Co.	79,424	4,924
Conagra Brands, Inc.	327,377	10,990
Kimberly-Clark Corp.	94,833	11,680
Mondelez International, Inc.	11,600	728
Philip Morris International, Inc.	104,117	9,781
Tyson Foods, Inc. - Class A	138,369	12,402
Walmart, Inc.	31,012	4,618

Total		56,290

Energy (6.6%)
Chevron Corp.	10,900	1,775
Enbridge, Inc.	14,300	659
EOG Resources, Inc.	73,391	8,751
Exxon Mobil Corp.	109,773	9,066
Hess Corp.	36,100	3,864
Occidental Petroleum Corp.	55,186	3,131
Targa Resources Corp.	7,635	576
TC Energy Corp.	166,305	9,383
Total SA, ADR	392,249	19,824

Total		57,029

Financials (21.4%)
American International Group, Inc.	372,762	23,398
Bank of America Corp.	110,523	4,556

Common Stocks (97.0%)	Shares/ Par +	Value $ (000’s)
Financials continued
The Bank of New York Mellon Corp.	17,200	854
The Charles Schwab Corp.	58,045	4,894
Chubb, Ltd.	76,222	16,304
Citigroup, Inc.	80,500	4,299
Equitable Holdings, Inc.	321,769	9,946
Fifth Third Bancorp	242,740	10,448
Franklin Resources, Inc.	26,128	729
The Goldman Sachs Group, Inc.	29,100	9,606
The Hartford Financial Services Group, Inc.	56,300	4,043
Huntington Bancshares, Inc.	668,200	9,769
JPMorgan Chase & Co.	33,946	4,628
Loews Corp.	229,002	14,844
Marsh & McLennan Cos., Inc.	7,484	1,275
MetLife, Inc.	229,443	16,125
Morgan Stanley	76,777	6,710
PNC Financial Services Group, Inc.	14,931	2,754
Raymond James Financial, Inc.	5,606	616
State Street Corp.	114,500	9,975
Wells Fargo & Co.	606,639	29,398

Total		185,171

Health Care (17.5%)
AbbVie, Inc.	118,092	19,144
Anthem, Inc.	43,354	21,296
AstraZeneca PLC, ADR	63,900	4,239
Becton Dickinson and Co.	54,491	14,495
Biogen, Inc. *	8,600	1,811
Cardinal Health, Inc.	73,300	4,156
Centene Corp. *	68,100	5,733
Cigna Corp.	37,884	9,077
CVS Health Corp.	113,985	11,537
Gilead Sciences, Inc.	16,177	962
GlaxoSmithKline PLC	44,000	949
Johnson & Johnson	61,724	10,939
Medtronic PLC	104,155	11,556
Merck & Co., Inc.	84,368	6,922
Organon & Co.	3,696	129
Pfizer, Inc.	193,655	10,026
Sanofi	158,906	8,158
UnitedHealth Group, Inc.	8,900	4,539
Zimmer Biomet Holdings, Inc.	47,800	6,114

Common Stocks (97.0%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Zimvie, Inc. *	4,780	109

Total		151,891

Industrials (10.5%)
3M Co.	9,500	1,414
The Boeing Co. *	38,500	7,373
Flowserve Corp.	23,281	836
General Electric Co.	237,839	21,762
L3Harris Technologies, Inc.	57,702	14,337
Nielsen Holdings PLC	126,027	3,433
PACCAR, Inc.	44,800	3,945
Siemens AG, ADR	83,741	5,790
Southwest Airlines Co.*	48,600	2,226
Stericycle, Inc. *	117,123	6,901
United Parcel Service, Inc. - Class B	106,382	22,815

Total		90,832

Information Technology (8.2%)
Applied Materials, Inc.	58,583	7,721
Cisco Systems, Inc.	74,550	4,157
Citrix Systems, Inc.	63,240	6,381
Fiserv, Inc. *	47,100	4,776
Microsoft Corp.	42,291	13,039
NXP Semiconductors NV	10,986	2,033
QUALCOMM, Inc.	139,281	21,285
TE Connectivity, Ltd.	19,200	2,515
Texas Instruments, Inc.	50,230	9,216

Total		71,123

Materials (5.3%)
Akzo Nobel NV, ADR	88,853	2,544
CF Industries Holdings, Inc.	182,214	18,779
DuPont de Nemours, Inc.	7,565	556
International Flavors & Fragrances, Inc.	65,703	8,629
International Paper Co.	306,780	14,158
RPM International, Inc.	18,846	1,535

Total		46,201

Real Estate (4.5%)
Equity Residential	149,884	13,478
Rayonier, Inc.	173,309	7,127
Vornado Realty Trust	22,600	1,024
Welltower, Inc.	32,765	3,150

Equity Income Portfolio

Common Stocks (97.0%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Weyerhaeuser Co.	376,714	14,277

Total		39,056

Utilities (8.6%)
Ameren Corp.	62,500	5,860
Dominion Resources, Inc.	110,100	9,355
NextEra Energy, Inc.	54,955	4,655
NiSource, Inc.	335,614	10,672
Sempra Energy	108,225	18,195
The Southern Co.	307,428	22,292
Xcel Energy, Inc.	51,000	3,681

Total		74,710

Total Common Stocks (Cost: $604,679)		841,030

Preferred Stocks (0.3%)
Utilities (0.3%)
NiSource, Inc., 7.750%,	23,878	2,841

Total		2,841

Total Preferred Stocks (Cost: $2,388)		2,841

Convertible Preferred Stocks (1.1%)
Health Care (0.4%)
Becton Dickinson and Co., 6.000%, 6/1/23	59,093	3,121

Total		3,121

Utilities (0.7%)
NextEra Energy, Inc., 5.279%, 3/1/23	49,295	2,571
The Southern Co., 6.750%, 8/1/22	66,083	3,609

Total		6,180

Total Convertible Preferred Stocks (Cost: $8,653)		9,301

Short-Term Investments (1.4%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (1.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.250% #	12,092,827	12,093

Total		12,093

Total Short-Term Investments (Cost: $12,093)		12,093

Total Investments (99.8%) (Cost: $627,813)@		865,265

Other Assets, Less Liabilities (0.2%)		1,902

Net Assets (100.0%)		867,167

Equity Income Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2022.
@

At March 31, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $627,813 and the net unrealized appreciation of investments based on that cost was $237,452 which is comprised of $251,624 aggregate gross unrealized appreciation and $14,172 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2022.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:

Preferred Stocks	$2,841	$—	$—

Common Stocks

Health Care	150,942	949	—

All Others	689,139	—	—

Convertible Preferred Stocks	9,301	—	—

Short-Term Investments	12,093	—	—

Total Assets:	$864,316	$949	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand